Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses
Research and development	$ (8,397)	$ (7,088)	$ (26,810)	$ (21,570)
General and administration	(4,224)	(2,631)	(10,558)	(8,493)
Loss from operations	(12,621)	(9,719)	(37,368)	(30,063)
Finance income	2,535	2,438	7,760	6,049
Finance expense	(181)	(184)	(538)	(534)
Movement of expected credit loss	(2)	(17)	45	1
Foreign exchange (loss)/gain	(1,845)	1,833	(58)	232
Total other income	507	4,070	7,209	5,748
Loss before tax	(12,114)	(5,649)	(30,159)	(24,315)
Tax charge/(credit)	0	0	0	0
Loss for the period	(12,114)	(5,649)	(30,159)	(24,315)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	908	(428)	258	(1,216)
Currency translation adjustment	1,622	(1,780)	(113)	(161)
Total comprehensive loss for the period	(9,584)	(7,857)	(30,014)	(25,692)
Attributable to owners:
Loss for the period	(12,114)	(5,649)	(30,159)	(24,315)
Total comprehensive loss for the period	$ (9,584)	$ (7,857)	$ (30,014)	$ (25,692)
Loss per share
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.11)	$ (0.58)	$ (0.47)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.11)	$ (0.58)	$ (0.47)